Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified															12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Land	Dec. 31, 2012 Land	Dec. 31, 2013 Buildings and improvements	Dec. 31, 2012 Buildings and improvements	Dec. 31, 2013 Machinery and equipment	Dec. 31, 2012 Machinery and equipment	Dec. 31, 2013 Computer software	Dec. 31, 2012 Computer software	Dec. 31, 2013 Furniture and office equipment	Dec. 31, 2012 Furniture and office equipment	Dec. 31, 2013 Construction in progress	Dec. 31, 2012 Construction in progress	Dec. 31, 2013 Minimum	Dec. 31, 2013 Minimum Buildings and improvements	Dec. 31, 2013 Minimum Machinery and equipment	Dec. 31, 2013 Minimum Computer software	Dec. 31, 2013 Minimum Furniture and office equipment	Dec. 31, 2013 Maximum	Dec. 31, 2013 Maximum Buildings and improvements	Dec. 31, 2013 Maximum Machinery and equipment	Dec. 31, 2013 Maximum Computer software	Dec. 31, 2013 Maximum Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 837,722	$ 751,976	$ 17,172	$ 15,907	$ 301,069	$ 283,173	$ 232,097	$ 206,871	$ 103,965	$ 86,280	$ 86,326	$ 80,343	$ 97,093	$ 79,402
Less: Accumulated depreciation and amortization	(392,678)	(333,044)
Property, plant and equipment, net	$ 445,044	$ 418,932
Estimated useful life minimum															1 year	2 years	3 years	2 years	1 year	40 years	40 years	10 years	10 years	13 years